Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes	INCOME TAXES

	Year ended December 31
	2020	2021	2022
Current income tax expense:
Current year (i)	$38.9	$44.3	$99.1
Adjustments for prior years, including changes to net provisions related to tax uncertainties (ii)	(6.0)	(3.4)	(10.4)
	32.9	40.9	88.7
Deferred income tax expense (recovery):
Origination and reversal of temporary differences (i) (iii)	10.1	1.3	(22.3)
Changes in previously unrecognized tax losses and deductible temporary differences, including adjustments for prior years	(13.4)	(10.1)	(8.3)
	(3.3)	(8.8)	(30.6)
Income tax expense	$29.6	$32.1	$58.1
A reconciliation of income taxes calculated at the statutory income tax rate to the income tax expense at the effective tax rate is as follows:

	Year ended December 31
	2020	2021	2022

Earnings before income taxes	$90.2	$136.0	$203.6
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2020 to 2022)	$23.9	$36.1	$54.0
Impact on income taxes from:
Foreign income taxed at different rates	(16.3)	(16.9)	(34.1)
Foreign exchange	(8.6)	1.2	5.7
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties (i) (ii)	25.0	8.2	2.9
Change in tax rates (iii)	—	(7.6)	0.1
Change in unrecognized tax losses and deductible temporary differences	5.6	11.1	29.5
Income tax expense	$29.6	$32.1	$58.1
(i)    These line items for 2022 in the two tables above include a deferred tax expense of $3.3 related to taxable temporary differences associated with the anticipated repatriation of undistributed earnings (Repatriation Expense) from certain of our Chinese subsidiaries. These line items for 2021 in the two tables above include a $6.0 Repatriation Expense related to certain of our Chinese subsidiaries ($2.5 of which was paid in 2022 and realized as current tax expense in 2022). These line items for 2020 in the two tables above include a $16.5 Repatriation Expense related to certain of our Chinese and Thai subsidiaries ($7.8 of which was paid in 2022 and $7.2 of which was paid in 2021, realized as a current tax expense in each respective year).
(ii)    These line items for 2020, 2021 and 2022 in the two tables above include tax benefits related to return-to-provision adjustments for changes in estimates related to prior years based on changes in facts or circumstances (RTP Adjustments), and net adjustments for tax liabilities and uncertainties (discussed below).
(iii)     This line item for 2021 in the two tables above relates to a deferred tax recovery recorded in connection with the revaluation of certain temporary differences using the future effective tax rate of our Thailand subsidiary in connection with the then-forthcoming transition from a 100% income tax exemption to a 50% exemption in 2022 under an applicable tax incentive (Revaluation Impact). See the discussion of tax incentives below.
    Our effective income tax rate can vary significantly period-to-period for various reasons, including as a result of the mix and volume of business in various tax jurisdictions within the Americas, Europe and Asia, in jurisdictions with tax holidays and tax incentives, and in jurisdictions for which no net deferred income tax assets have been recognized because management believes it is not probable that future taxable profit will be available against which tax losses and deductible temporary differences could be utilized. Our effective income tax rate can also vary due to the impact of restructuring charges, foreign exchange fluctuations, operating losses, cash repatriations, and changes in our provisions related to tax uncertainties.
During 2022, we recorded net income tax expense of $58.1, which was favorably impacted by $4.9 in reversals of tax uncertainties in one of our Asian subsidiaries, which was more than offset by an adverse $3.5 taxable foreign exchange impact arising primarily from the weakening of the Chinese renminbi relative to the U.S. dollar, our functional currency (Currency Impact) and a $3.3 Repatriation Expense (defined in footnote (i) above) related to certain of our Chinese subsidiaries. The withholding tax of $10.3 associated with the repatriation of undistributed earnings from certain of our Chinese subsidiaries in 2022 (realized as current tax) was fully offset by the reversal of previously accrued deferred taxes from the then-anticipated repatriation of such undistributed earnings.
During 2021, we recorded net income tax expense of $32.1, which included a $7.6 Revaluation Impact (defined in footnote (iii) above), largely offset by a $6.0 Repatriation Expense related to certain of our Chinese subsidiaries. Currency Impacts were not significant in 2021.

    During 2020, we recorded a net income tax expense of $29.6, which included $18.3 of tax expenses relating to current and future withholding taxes associated with repatriations of undistributed earnings from certain of our Chinese and Thai subsidiaries that occurred in 2020 or were then-anticipated to occur in the foreseeable future, offset in large part by the following favorable impacts: (i) $4.1 in RTP Adjustments (defined in footnote (ii) above), (ii) the recognition of $2.6 of previously unrecognized deferred tax assets of our Japanese subsidiary, (iii) $5.1 in favorable Currency Impacts arising primarily from the strengthening of the Chinese renminbi relative to the U.S. dollar, and (iv) a $5.7 reversal of tax uncertainties in certain of our Asian subsidiaries in the first quarter of 2020.
Changes in deferred tax assets and liabilities for the periods indicated are as follows:

	Unrealized foreign exchange gains	Accounting provisions not currently deductible	Pensions and non-pension post-retirement benefits	Tax losses carried forward	Property, plant and equipment and intangibles	Other	Reclassification between deferred tax assets and deferred tax liabilities(i)	Total
Deferred tax assets:
Balance — January 1, 2021	$—	$10.5	$0.7	$72.2	$—	$—	$(43.5)	$39.9
Credited (charged) to net earnings	—	7.2	2.1	(3.2)	—	2.7	—	8.8
Credited directly to equity	—	—	—	—	—	1.1	—	1.1
Additions from business combinations	—	0.1	—	—	—	1.0	—	1.1
Effects of foreign exchange	—	(0.1)	—	0.2	—	(0.5)	—	(0.4)
Other	—	—	—	—	—	(3.1)	0.3	(2.8)
Balance — December 31, 2021	—	17.7	2.8	69.2	—	1.2	(43.2)	47.7
Credited (charged) to net earnings	—	13.7	2.8	(10.7)	—	17.4	—	23.2
Credited (charged) directly to equity	—	—	4.4	0.4	—	(5.1)	—	(0.3)
Effects of foreign exchange	—	(0.5)	—	(1.9)	—	(0.2)	—	(2.6)
Other	—	—	—	—	—	—	0.9	0.9
Balance — December 31, 2022	$—	$30.9	$10.0	$57.0	$—	$13.3	$(42.3)	$68.9
Deferred tax liabilities:
Balance — January 1, 2021	$27.2	$—	$—	$—	$45.5	$3.1	$(43.5)	$32.3
Charged (credited) to net earnings	(0.2)	—	—	—	0.2	—	—	—
Additions from business combinations	—	—	—	—	30.7	—	—	30.7
Effects of foreign exchange	0.2	—	—	—	(0.2)	—	—	—
Other	—	—	—	—	—	(3.1)	0.3	(2.8)
Balance — December 31, 2021	27.2	—	—	—	76.2	—	(43.2)	60.2
Charged (credited) to net earnings	(5.0)	—	—	—	(2.4)	—	—	(7.4)
Effects of foreign exchange	(1.7)	—	—	—	(0.7)	—	—	(2.4)
Other	—	—	—	—	0.4	—	0.9	1.3
Balance — December 31, 2022	$20.5	$—	$—	$—	$73.5	$—	$(42.3)	$51.7
(i)    This reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.
The amount of deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized at December 31, 2022 was $1,688.9 (December 31, 2021 — $1,764.1). We have not recognized deferred tax assets in respect of these items because, based on management’s estimates, it is not probable that future taxable profit will be available against which we can utilize the benefits. A portion of our unused tax losses expires between 2023 and 2042 and a portion can be carried forward indefinitely. Deductible temporary differences do not expire under current applicable tax legislation.
At December 31, 2022, the aggregate amount of temporary differences associated with investments in subsidiaries for which we have not recognized deferred tax liabilities is $64.9 (December 31, 2021 — $10.4). At December 31, 2022, we recorded aggregate net deferred tax assets of $5.0 for one of our Asian subsidiaries and for our U.S. group of subsidiaries, each of which realized losses in 2021 and 2022. At December 31, 2021, we recorded aggregate net deferred tax assets of $4.9 for one of our Asian subsidiaries which realized losses in 2021, and for our U.S. group of subsidiaries which realized losses in 2019 — 2021. As of December 31, 2020, we recorded aggregate net deferred tax assets of $8.3 for one of our Asian subsidiaries which realized losses in 2020, another Asian subsidiary which realized losses in 2019, and for our U.S. group of subsidiaries which realized losses in 2019 and 2020. We recognize deferred tax assets based on our estimate of the future taxable profit we expect these subsidiaries to achieve based on our review of financial projections.
Certain countries in which we do business grant tax incentives to attract or retain our business. Our tax expense could increase significantly if certain tax incentives from which we benefit are retracted. A retraction could occur if we fail to satisfy the conditions on which these tax incentives are based, or if they are not renewed or replaced upon expiration. Our tax expense could also increase if tax rates applicable to us in such jurisdictions are otherwise increased, or due to changes in legislation or administrative practices. Changes in our outlook in any particular country could impact our ability to meet the required conditions.
Our tax incentives currently consist of tax exemptions for the profits of our Thailand and Laos subsidiaries. These tax exemptions are subject to certain conditions with which we intend to comply, and expire as described below.

We have three income tax incentives (including an incentive that commenced in 2022) in Thailand. One of these incentives allows for a 50% income tax exemption until its expiration in 2027. The second incentive allows for a 100% income tax and distribution tax exemption for eight years, and expires in 2028. The third incentive allows for a 100% income tax exemption for six years, and expires in 2028. Our tax incentive in Laos allows for a 100% income tax exemption until 2025, and a reduced income tax rate of 8% thereafter. Upon full expiry of each of the incentives, taxable profits associated with such incentives become fully taxable. The aggregate tax benefit arising from all of our tax incentives was approximately $21 for 2022 (2021 — $15; 2020 — $10).
We received an approval from the Malaysian authorities in 2020 for an income tax incentive for one of our Malaysian subsidiaries, which provided a 50% income tax exemption for a period of five years (a significant portion of which applied to previous periods) for certain product sets manufactured by such subsidiary. In 2022, the Malaysian authorities determined that this incentive would cover 2016 - 2021, but the applicable benefit was not significant in any such year.
See note 24 for contingencies regarding a Romanian income and value-added tax matter.